Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,		Weighted Average Remaining Amortization Period in Years
	2015	2016
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	7.25
License agreements with SINA	80,660,000	80,660,000	7.25
Exclusive rights with Baidu	54,096,827	50,639,152	—
Customer relationship	10,538,309	10,269,891	2.69
Database license	8,300,000	8,300,000	1.25
Non-compete agreements	1,575,336	1,489,800	—
Computer software licenses	1,023,321	1,056,540	2.63

	262,983,793	259,205,383	7.07
Less: Accumulated amortization
Advertising agency agreement	57,341,459	63,396,382
License agreements with SINA	43,881,281	48,384,797
Exclusive rights with Baidu	54,096,827	50,639,152
Customer relationship	8,424,820	8,975,366
Database license	6,102,942	7,079,413
Non-compete agreements	1,575,336	1,489,800
Computer software licenses	824,300	866,857

Intangible assets subject to amortization, net	90,736,828	78,373,616

Total intangible assets, net	90,736,828	78,373,616